YieldMax Short TSLA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 5.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.1%
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $595.00	$16,431,888	528	$16,632

Put Options - 5.3%
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $287.50	3,672,278	118	12,390
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $285.00	8,091,460	260	21,450
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $280.00	4,668,150	150	7,875
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $305.02	16,431,888	528	865,482
			907,197

TOTAL PURCHASED OPTIONS (Cost $1,279,963)			923,829

SHORT-TERM INVESTMENTS - 75.3%
Money Market Funds - 1.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		271,037	271,037

U.S. Treasury Bills - 73.7%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$4,819,000	4,817,556
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		6,115,000	6,069,462
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		1,528,000	1,507,426
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		237,000	232,080
			12,626,524

TOTAL SHORT-TERM INVESTMENTS (Cost $12,896,072)			12,897,561

TOTAL INVESTMENTS - 80.7% (Cost $14,176,035)			$13,821,390
Other Assets in Excess of Liabilities - 19.3%			3,297,242
TOTAL NET ASSETS - 100.0%			$17,118,632

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $12,394,293.

YieldMax Short TSLA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (7.5)%
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $305.02	$(16,431,888)	(528)	$(1,284,450)

Put Options - (1.0)%
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $302.50	(3,672,278)	(118)	(48,380)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $300.00	(8,091,460)	(260)	(85,800)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $295.00	(4,668,150)	(150)	(31,950)
			(166,130)

TOTAL WRITTEN OPTIONS (Premiums received $1,368,993)			$(1,450,580)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.